Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,813,901.18

Principal:
Principal Collections	$34,381,561.45
Prepayments in Full	$34,412,016.26
Liquidation Proceeds	$221,347.41
Recoveries	$0.00
Sub Total	$69,014,925.12
Collections	$73,828,826.30

Purchase Amounts:
Purchase Amounts Related to Principal	$331,689.14
Purchase Amounts Related to Interest	$1,979.33
Sub Total	$333,668.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$74,162,494.77

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$74,162,494.77
Servicing Fee	$1,244,193.30	$1,244,193.30	$0.00	$0.00	$72,918,301.47
Interest - Class A-1 Notes	$36,024.15	$36,024.15	$0.00	$0.00	$72,882,277.32
Interest - Class A-2 Notes	$210,990.83	$210,990.83	$0.00	$0.00	$72,671,286.49
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$72,322,911.49
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$72,201,690.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$72,201,690.82
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$72,133,808.15
Second Priority Principal Payment	$23,682,085.91	$23,682,085.91	$0.00	$0.00	$48,451,722.24
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$48,400,420.99
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$16,830,420.99
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$16,768,596.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,768,596.41
Regular Principal Payment	$177,161,767.45	$16,768,596.41	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$74,162,494.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$23,682,085.91
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$16,768,596.41
Total					$72,020,682.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$72,020,682.32	$182.75	$36,024.15	$0.09	$72,056,706.47	$182.84
Class A-2 Notes	$0.00	$0.00	$210,990.83	$0.39	$210,990.83	$0.39
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$72,020,682.32	$44.73	$897,619.15	$0.56	$72,918,301.47	$45.29

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$232,413,853.36	0.5897332	$160,393,171.04	0.4069860
Class A-2 Notes	$538,700,000.00	1.0000000	$538,700,000.00	1.0000000
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,448,553,853.36	0.8995888	$1,376,533,171.04	0.8548621

Pool Information
Weighted Average APR	3.965%	3.938%
Weighted Average Remaining Term	50.53	49.72
Number of Receivables Outstanding	76,506	73,738
Pool Balance	$1,493,031,957.82	$1,423,565,840.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,428,699,692.16	$1,361,731,767.45
Pool Factor	0.9058688	0.8637216

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$21,353,487.61
Yield Supplement Overcollateralization Amount	$61,834,072.96
Targeted Overcollateralization Amount	$74,946,676.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,032,669.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		222	$119,503.15
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$119,503.15
Cumulative Net Losses Last Collection Period			$66,903.88
Cumulative Net Losses for all Collection Periods			$186,407.03

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.10%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.65%	435	$9,192,247.08
61-90 Days Delinquent	0.04%	32	$609,184.94
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.69%	467	$9,801,432.02

Repossession Inventory:
Repossessed in the Current Collection Period		24	$594,679.35
Total Repossessed Inventory		33	$825,476.14

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.0152%
Prior Collection Period			0.0364%
Current Collection Period			0.0983%
Three Month Average			0.0500%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0013%
Prior Collection Period			0.0288%
Current Collection Period			0.0434%
Three Month Average			0.0245%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer